Antonio Alberti
Managing Director
Securities Operations

NYSE Group

07072773

NYSE Group, Inc. | 20 Broad Street
New York, New York 10005
t 212.656.5034 | f 212.656.5893
aalberti@nyse.com

CENTNYS

RECD S.E.C.
AUG 0 6 2007
1086

1- 33623

August 6, 2007

Ms. Velma T. Smith
Branch Chief
Securities and Exchange Commission
Branch of Filer Support 2
Room 2531
100 F Street, NE
Washington, DC 20549

Dear Ms. Smith:

The New York Stock Exchange certifies approval for listing and registration under the Exchange Act of 1933, WUXI PHARMATECH (CAYMAN) INC., American Depositary Shares (each representing eight Ordinary Shares) and Ordinary shares par value $0.02 per Ordinary Share (application for the Ordinary Shares, par value $0.02 per share is made for listing, not for trading, but only in connection with the registration of American Depositary Shares pursuant to the requirements of the Securities and Exchange Commission). The NYSE requests simultaneous acceleration of registration of the Securities Exchange Act of 1934, together with the 1933 Act. Adequate distribution assured. Form 8-A received on August 3, 2007. Tentative listing date – August 9, 2007.

PROCESSED
AUG 0 8 2007
THOMSON
FINANCIAL

Sincerely,

[signature]

END